Income Tax Expense (Tables)	6 Months Ended
Dec. 31, 2024
Income Tax Expense [Abstract]
Schedule of Reconciliation Between Tax Expense

The major components of income tax expense recognized in profit or loss for the periods ended December 31, 2023 and 2024 were:

	December 31, 2023	December 31, 2024	December 31, 2024
	RM	RM	USD
Deferred taxation
Current period (Note 13)	51,282	(131,659)	(29,467)
	51,282	(131,659)	(29,467)

Schedule of Reconciliation Between Tax Expense

A reconciliation between tax expense and the product of accounting losses multiplied by Malaysia income tax rate for the financial periods ended December 31, 2023 and 2024 were as follows:

	December 31, 2023	December 31, 2024	December 31, 2024
	RM	RM	USD
Loss before income tax	(812,513)	(1,446,263)	(323,694)

Tax calculated at tax rate of 24% (2023: 24%)	(195,003)	(347,103)	(77,687)

Effects of:
Expenses not deductible for tax purposes	248,404	121,538	27,202
Tax concessions and deductions	(223,460)	(180,872)	(40,482)
Deferred tax assets not recognized	299,280	289,307	64,751
Utilization of deferred tax assets previously not recognized	(47,760)	(15,905)	(3,560)
Others	(30,179)	1,376	309
	51,282	(131,659)	(29,467)